Variable Portfolios Prospectus | VP Large Company Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2018 ■ Prospectus dated May 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP Large Company Value Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		0.90%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		0.91%	1.06%
Fee Waiver or Reimbursement	[1]	(0.14%)	(0.14%)
Net Expenses (as a percentage of Assets)		0.77%	0.92%
[1]	The advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP Large Company Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	79	277	491	1,107
CLASS II	94	324	572	1,281